PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 59.7% of Net Assets
	Aerospace & Defense – 0.4%
16	Axon Enterprise, Inc.(a)	$1,016
21	Moog, Inc., Class A	1,966
3	Raytheon Co.	533
11	Teledyne Technologies, Inc.(a)	2,734
36	United Technologies Corp.	5,134

		11,383

	Air Freight & Logistics – 1.0%
217	Expeditors International of Washington, Inc.	17,234
27	FedEx Corp.	5,115
39	United Parcel Service, Inc., Class B	4,143

		26,492

	Airlines – 0.2%
195	American Airlines Group, Inc.	6,665

	Auto Components – 0.3%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,475
52	Aptiv PLC	4,457
87	Delphi Technologies PLC	1,925
18	Visteon Corp.(a)	1,188

		9,045

	Automobiles – 0.7%
665	Fiat Chrysler Automobiles NV	10,247
225	General Motors Co.	8,764

		19,011

	Banks – 3.9%
54	Ameris Bancorp	1,969
98	BancorpSouth Bank	2,987
445	Bank of America Corp.	13,608
114	BB&T Corp.	5,837
237	Citigroup, Inc.	16,756
124	Citizens Financial Group, Inc.	4,489
74	Columbia Banking System, Inc.	2,778
14	Comerica, Inc.	1,100
190	CVB Financial Corp.	4,123
172	Fulton Financial Corp.	2,967
79	Huntington Bancshares, Inc.	1,100
87	International Bancshares Corp.	3,608
183	KeyCorp	3,212
20	M&T Bank Corp.	3,401
339	People’s United Financial, Inc.	5,861
69	PNC Financial Services Group, Inc. (The)	9,448
130	Regions Financial Corp.	2,019
135	Trustmark Corp.	4,855
185	Wells Fargo & Co.	8,956
47	Westamerica Bancorporation	3,018

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
36	Wintrust Financial Corp.	$2,743
38	Zions Bancorp N.A.	1,874

		106,709

	Beverages – 1.8%
29	Brown-Forman Corp., Class B	1,546
304	Coca-Cola Co. (The)	14,914
32	Constellation Brands, Inc., Class A	6,774
329	Monster Beverage Corp.(a)	19,608
41	PepsiCo, Inc.	5,250

		48,092

	Biotechnology – 1.8%
18	AbbVie, Inc.	1,429
53	Amgen, Inc.	9,504
5	Biogen, Inc.(a)	1,146
87	BioMarin Pharmaceutical, Inc.(a)	7,441
19	Celgene Corp.(a)	1,799
46	Gilead Sciences, Inc.	2,992
13	Ligand Pharmaceuticals, Inc.(a)	1,636
61	Regeneron Pharmaceuticals, Inc.(a)	20,931
24	Repligen Corp.(a)	1,617
2	Vertex Pharmaceuticals, Inc.(a)	338

		48,833

	Building Products – 0.4%
197	Johnson Controls International PLC	7,388
14	Lennox International, Inc.	3,800

		11,188

	Capital Markets – 4.1%
2	Affiliated Managers Group, Inc.	222
10	Ameriprise Financial, Inc.	1,468
273	Bank of New York Mellon Corp. (The)	13,557
10	BlackRock, Inc.	4,852
236	Charles Schwab Corp. (The)	10,804
17	CME Group, Inc.	3,041
45	FactSet Research Systems, Inc.	12,414
67	Franklin Resources, Inc.	2,318
26	Goldman Sachs Group, Inc. (The)	5,354
7	Intercontinental Exchange, Inc.	569
35	Invesco Ltd.	769
70	Janus Henderson Group PLC	1,755
76	Legg Mason, Inc.	2,542
39	Moody’s Corp.	7,668
50	MSCI, Inc.	11,269
41	Northern Trust Corp.	4,041
24	S&P Global, Inc.	5,296
186	SEI Investments Co.	10,128
186	State Street Corp.	12,585

		110,652

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.7%
18	Ecolab, Inc.	$3,313
38	HB Fuller Co.	1,861
27	Innospec, Inc.	2,290
4	International Flavors & Fragrances, Inc.	551
43	Linde PLC	7,751
32	Minerals Technologies, Inc.	2,009
18	Stepan Co.	1,666

		19,441

	Commercial Services & Supplies – 0.2%
38	Healthcare Services Group, Inc.	1,287
19	MSA Safety, Inc.	2,088
28	Tetra Tech, Inc.	1,812
15	Waste Management, Inc.	1,610

		6,797

	Communications Equipment – 0.8%
46	Ciena Corp.(a)	1,765
297	Cisco Systems, Inc.	16,617
24	InterDigital, Inc.	1,569
25	Lumentum Holdings, Inc.(a)	1,549
6	Motorola Solutions, Inc.	870

		22,370

	Construction & Engineering – 0.2%
87	AECOM(a)	2,949
38	Fluor Corp.	1,510

		4,459

	Consumer Finance – 0.8%
80	American Express Co.	9,378
130	Capital One Financial Corp.	12,068
35	Navient Corp.	473

		21,919

	Containers & Packaging – 0.3%
52	Ball Corp.	3,117
9	Crown Holdings, Inc.(a)	523
40	International Paper Co.	1,873
86	Owens-Illinois, Inc.	1,699

		7,212

	Distributors – 0.2%
32	Genuine Parts Co.	3,281
13	POOL CORP.	2,389

		5,670

	Diversified Consumer Services – 0.1%
58	Service Corp. International	2,413

	Diversified Telecommunication Services – 0.2%
47	AT&T, Inc.	1,455

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
124	CenturyLink, Inc.	$1,416
30	Verizon Communications, Inc.	1,716

		4,587

	Electric Utilities – 0.5%
103	American Electric Power Co., Inc.	8,812
22	Edison International	1,403
17	Eversource Energy	1,218
25	IDACORP, Inc.	2,475

		13,908

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,610
32	Eaton Corp. PLC	2,650
18	Hubbell, Inc.	2,297

		6,557

	Electronic Equipment, Instruments & Components – 1.1%
48	Avnet, Inc.	2,333
23	Belden, Inc.	1,278
50	Cognex Corp.	2,521
11	Coherent, Inc.(a)	1,628
10	Littelfuse, Inc.	2,011
9	Rogers Corp.(a)	1,508
115	TE Connectivity Ltd.	11,000
59	Trimble, Inc.(a)	2,408
88	Vishay Intertechnology, Inc.	1,743
12	Zebra Technologies Corp., Class A(a)	2,534

		28,964

	Energy Equipment & Services – 1.1%
34	Apergy Corp.(a)	1,349
30	Baker Hughes, a GE Co.	721
62	C&J Energy Services, Inc.(a)	871
18	Core Laboratories NV	1,141
135	Halliburton Co.	3,825
209	National Oilwell Varco, Inc.	5,463
57	Oceaneering International, Inc.(a)	1,094
51	Oil States International, Inc.(a)	985
264	Schlumberger Ltd.	11,268
47	TechnipFMC PLC	1,156
76	U.S. Silica Holdings, Inc.	1,202

		29,075

	Entertainment – 1.2%
42	Cinemark Holdings, Inc.	1,766
10	Electronic Arts, Inc.(a)	947
41	Netflix, Inc.(a)	15,192
100	Walt Disney Co. (The)	13,697

		31,602

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
81	Kroger Co. (The)	$2,088
9	Sysco Corp.	633
13	Walgreens Boots Alliance, Inc.	697

		3,418

	Food Products – 0.7%
58	Campbell Soup Co.	2,244
546	Danone S.A., Sponsored ADR	8,856
19	General Mills, Inc.	978
57	Hain Celestial Group, Inc. (The)(a)	1,244
3	Hershey Co. (The)	374
17	Ingredion, Inc.	1,611
12	J.M. Smucker Co. (The)	1,472
11	Kellogg Co.	663
62	Kraft Heinz Co. (The)	2,061
13	Mondelez International, Inc., Class A	661

		20,164

	Gas Utilities – 0.3%
52	New Jersey Resources Corp.	2,604
29	ONE Gas, Inc.	2,567
57	South Jersey Industries, Inc.	1,831

		7,002

	Health Care Equipment & Supplies – 1.0%
12	Alcon, Inc.(a)	698
5	Align Technology, Inc.(a)	1,623
41	Baxter International, Inc.	3,128
1	Becton Dickinson and Co.	241
8	Boston Scientific Corp.(a)	297
21	DENTSPLY SIRONA, Inc.	1,074
1	Edwards Lifesciences Corp.(a)	176
31	Globus Medical, Inc.(a)	1,398
16	Haemonetics Corp.(a)	1,397
1	Intuitive Surgical, Inc.(a)	511
104	Meridian Bioscience, Inc.	1,197
23	Merit Medical Systems, Inc.(a)	1,292
28	STERIS PLC	3,667
1	Stryker Corp.	189
57	Varian Medical Systems, Inc.(a)	7,762
18	West Pharmaceutical Services, Inc.	2,228

		26,878

	Health Care Providers & Services – 1.3%
32	Acadia Healthcare Co., Inc.(a)	1,025
10	Amedisys, Inc.(a)	1,278
3	Anthem, Inc.	789
20	BioTelemetry, Inc.(a)	1,088
73	Centene Corp.(a)	3,764
6	Chemed Corp.	1,961
4	Cigna Corp.	635

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
163	CVS Health Corp.	$8,864
24	Encompass Health Corp.	1,547
40	HCA Healthcare, Inc.	5,089
18	Henry Schein, Inc.(a)	1,153
2	Humana, Inc.	511
12	Laboratory Corp. of America Holdings(a)	1,919
32	MEDNAX, Inc.(a)	895
51	Patterson Cos., Inc.	1,114
20	Quest Diagnostics, Inc.	1,927
11	UnitedHealth Group, Inc.	2,564

		36,123

	Health Care Technology – 0.5%
110	Allscripts Healthcare Solutions, Inc.(a)	1,086
156	Cerner Corp.(a)	10,366
22	Medidata Solutions, Inc.(a)	1,987

		13,439

	Hotels, Restaurants & Leisure – 2.2%
26	Dunkin’ Brands Group, Inc.	1,940
65	Hilton Worldwide Holdings, Inc.	5,654
18	Jack in the Box, Inc.	1,388
17	Marriott Vacations Worldwide Corp.	1,796
3	McDonald’s Corp.	593
257	MGM Resorts International	6,844
25	Six Flags Entertainment Corp.	1,327
200	Starbucks Corp.	15,536
98	Wendy’s Co. (The)	1,824
320	Yum China Holdings, Inc.	15,213
65	Yum! Brands, Inc.	6,785

		58,900

	Household Durables – 0.3%
9	iRobot Corp.(a)	932
78	KB Home	2,021
59	Meritage Homes Corp.(a)	3,018
41	Tupperware Brands Corp.	976
2	Whirlpool Corp.	277

		7,224

	Household Products – 1.0%
130	Colgate-Palmolive Co.	9,463
166	Procter & Gamble Co. (The)	17,675

		27,138

	Independent Power & Renewable Electricity Producers – 0.2%
67	AES Corp. (The)	1,147
47	Ormat Technologies, Inc.	2,743
111	Pattern Energy Group, Inc.	2,566

		6,456

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.4%
1,210	General Electric Co.	$12,306

	Insurance – 1.5%
8	Aflac, Inc.	403
33	Allstate Corp. (The)	3,269
250	American International Group, Inc.	11,892
6	Brighthouse Financial, Inc.(a)	251
56	Chubb Ltd.	8,131
45	First American Financial Corp.	2,568
14	Hartford Financial Services Group, Inc. (The)	732
9	Lincoln National Corp.	600
23	Marsh & McLennan Cos., Inc.	2,169
14	MetLife, Inc.	646
58	Prudential Financial, Inc.	6,131
25	Travelers Cos., Inc. (The)	3,594

		40,386

	Interactive Media & Services – 2.8%
10	Alphabet, Inc., Class A(a)	11,990
22	Alphabet, Inc., Class C(a)	26,146
198	Facebook, Inc., Class A(a)	38,293
7	TripAdvisor, Inc.(a)	373

		76,802

	Internet & Direct Marketing Retail – 2.9%
137	Alibaba Group Holding Ltd., Sponsored ADR(a)	25,423
18	Amazon.com, Inc.(a)	34,677
6	Booking Holdings, Inc.(a)	11,130
166	eBay, Inc.	6,433

		77,663

	IT Services – 3.1%
23	Accenture PLC, Class A	4,201
68	Automatic Data Processing, Inc.	11,179
7	Cognizant Technology Solutions Corp., Class A	511
92	DXC Technology Co.	6,048
42	Gartner, Inc.(a)	6,677
8	International Business Machines Corp.	1,122
35	Leidos Holdings, Inc.	2,572
47	MasterCard, Inc., Class A	11,949
11	PayPal Holdings, Inc.(a)	1,240
134	Sabre Corp.	2,782
202	Visa, Inc., Class A	33,215
53	Western Union Co. (The)	1,030
13	WEX, Inc.(a)	2,734

		85,260

	Leisure Products – 0.0%
67	Callaway Golf Co.	1,177

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
9	IQVIA Holdings, Inc.(a)	1,250
6	Thermo Fisher Scientific, Inc.	1,665

		3,227

	Machinery – 2.5%
32	AGCO Corp.	2,265
86	Caterpillar, Inc.	11,990
48	Cummins, Inc.	7,982
87	Deere & Co.	14,410
47	Flowserve Corp.	2,304
24	IDEX Corp.	3,760
43	ITT, Inc.	2,604
55	Kennametal, Inc.	2,238
34	Oshkosh Corp.	2,808
71	Parker Hannifin Corp.	12,857
11	Proto Labs, Inc.(a)	1,208
43	Terex Corp.	1,433
38	Toro Co. (The)	2,780
5	Xylem, Inc.	417

		69,056

	Media – 1.2%
2	Cable One, Inc.	2,121
7	CBS Corp., Class B	359
28	Charter Communications, Inc., Class A(a)	10,393
270	Comcast Corp., Class A	11,753
32	Discovery, Inc., Series C(a)	920
47	New York Times Co. (The), Class A	1,558
380	News Corp., Class A	4,720
16	Omnicom Group, Inc.	1,281

		33,105

	Metals & Mining – 0.4%
88	Commercial Metals Co.	1,522
106	Newmont Goldcorp Corp.	3,292
16	Nucor Corp.	913
33	Reliance Steel & Aluminum Co.	3,035
21	Royal Gold, Inc.	1,828

		10,590

	Multi-Utilities – 0.3%
60	Consolidated Edison, Inc.	5,170
10	DTE Energy Co.	1,257
15	Sempra Energy	1,919

		8,346

	Multiline Retail – 0.0%
11	Macy’s, Inc.	259

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.4%
150	Anadarko Petroleum Corp.	$10,927
250	Apache Corp.	8,228
600	Chesapeake Energy Corp.(a)	1,746
485	Denbury Resources, Inc.(a)	1,082
81	EQT Corp.	1,656
72	Green Plains, Inc.	1,251
52	Hess Corp.	3,334
118	Noble Energy, Inc.	3,193
43	ONEOK, Inc.	2,921
31	Valero Energy Corp.	2,810
47	World Fuel Services Corp.	1,450

		38,598

	Paper & Forest Products – 0.1%
33	Domtar Corp.	1,614
65	Louisiana-Pacific Corp.	1,628

		3,242

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	515

	Pharmaceuticals – 1.2%
3	Allergan PLC	441
14	Bristol-Myers Squibb Co.	650
42	Catalent, Inc.(a)	1,882
12	Eli Lilly & Co.	1,404
47	Medicines Co. (The)(a)	1,502
65	Merck & Co., Inc.	5,116
63	Novartis AG, Sponsored ADR	5,181
218	Novo Nordisk AS, Sponsored ADR	10,684
25	Perrigo Co. PLC	1,198
67	Pfizer, Inc.	2,721
20	Supernus Pharmaceuticals, Inc.(a)	735

		31,514

	Professional Services – 0.3%
35	Exponent, Inc.	1,982
13	Insperity, Inc.	1,554
35	Korn Ferry	1,646
21	ManpowerGroup, Inc.	2,017
44	Nielsen Holdings PLC	1,123

		8,322

	Real Estate Management & Development – 0.1%
12	CBRE Group, Inc., Class A(a)	625
18	Jones Lang LaSalle, Inc.	2,782

		3,407

	REITs - Apartments – 0.4%
64	American Campus Communities, Inc.	3,021
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
42	Camden Property Trust	$4,227
7	Equity Residential	535
4	Essex Property Trust, Inc.	1,130
4	Mid-America Apartment Communities, Inc.	438

		9,954

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	629
9	Digital Realty Trust, Inc.	1,059
1	Equinix, Inc.	455
65	Weyerhaeuser Co.	1,742

		3,885

	REITs - Health Care – 0.2%
28	Ventas, Inc.	1,711
42	Welltower, Inc.	3,130

		4,841

	REITs - Hotels – 0.1%
97	Host Hotels & Resorts, Inc.	1,866

	REITs - Office Property – 0.5%
11	Boston Properties, Inc.	1,514
96	Corporate Office Properties Trust	2,676
108	Douglas Emmett, Inc.	4,449
145	Easterly Government Properties, Inc.	2,610
48	Kilroy Realty Corp.	3,692

		14,941

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	241
10	Simon Property Group, Inc.	1,737

		1,978

	REITs - Storage – 0.1%
32	Iron Mountain, Inc.	1,040
2	Public Storage	442

		1,482

	REITs - Warehouse/Industrials – 0.2%
30	CyrusOne, Inc.	1,671
79	Liberty Property Trust	3,921

		5,592

	Road & Rail – 0.6%
27	Genesee & Wyoming, Inc., Class A(a)	2,393
19	Kansas City Southern	2,340
28	Norfolk Southern Corp.	5,712
27	Ryder System, Inc.	1,701
17	Union Pacific Corp.	3,010

		15,156

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.5%
13	Advanced Micro Devices, Inc.(a)	$359
61	Applied Materials, Inc.	2,688
38	Brooks Automation, Inc.	1,425
20	Cabot Microelectronics Corp.	2,525
36	Cirrus Logic, Inc.(a)	1,713
26	Cree, Inc.(a)	1,718
59	First Solar, Inc.(a)	3,630
290	Intel Corp.	14,802
78	NVIDIA Corp.	14,118
175	QUALCOMM, Inc.	15,073
28	Silicon Laboratories, Inc.(a)	3,015
68	Texas Instruments, Inc.	8,013

		69,079

	Software – 2.8%
5	Adobe, Inc.(a)	1,446
125	Autodesk, Inc.(a)	22,276
21	Blackbaud, Inc.	1,665
30	Bottomline Technologies, Inc.(a)	1,517
10	Fair Isaac Corp.(a)	2,797
19	LogMeIn, Inc.	1,566
111	Microsoft Corp.	14,497
423	Oracle Corp.	23,405
26	PTC, Inc.(a)	2,352
19	Qualys, Inc.(a)	1,715
8	Ultimate Software Group, Inc. (The)(a)	2,645

		75,881

	Specialty Retail – 0.7%
25	Aaron’s, Inc.	1,392
64	American Eagle Outfitters, Inc.	1,522
23	Asbury Automotive Group, Inc.(a)	1,844
17	Best Buy Co., Inc.	1,265
13	Five Below, Inc.(a)	1,903
22	Home Depot, Inc. (The)	4,482
17	Lithia Motors, Inc., Class A	1,930
17	Lowe’s Cos., Inc.	1,923
18	Monro, Inc.	1,509
11	Tiffany & Co.	1,186
23	Williams-Sonoma, Inc.	1,315

		20,271

	Technology Hardware, Storage & Peripherals – 1.9%
207	Apple, Inc.	41,539
202	Hewlett Packard Enterprise Co.	3,194
150	HP, Inc.	2,992
61	NCR Corp.(a)	1,766
11	NetApp, Inc.	801
7	Seagate Technology PLC	338
6	Western Digital Corp.	307

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
45	Xerox Corp.	$1,501

		52,438

	Textiles, Apparel & Luxury Goods – 0.7%
14	Deckers Outdoor Corp.(a)	2,215
15	Hanesbrands, Inc.	271
15	NIKE, Inc., Class B	1,317
4	PVH Corp.	516
505	Under Armour, Inc., Class A(a)	11,660
55	Wolverine World Wide, Inc.	2,025

		18,004

	Thrifts & Mortgage Finance – 0.1%
210	New York Community Bancorp, Inc.	2,442

	Trading Companies & Distributors – 0.3%
27	Fastenal Co.	1,905
20	GATX Corp.	1,542
13	United Rentals, Inc.(a)	1,832
6	W.W. Grainger, Inc.	1,692

		6,971

	Water Utilities – 0.3%
47	American Water Works Co., Inc.	5,085
59	Aqua America, Inc.	2,305

		7,390

	Total Common Stocks (Identified Cost $1,582,522)	1,625,732

Principal Amount
Bonds and Notes – 3.9%
	Automotive – 0.1%
$ 2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	1,999

	Banking – 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,056
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,006
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	1,968
1,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	1,033
1,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	1,016
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,052
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	993

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	$2,068
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,084
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,000
1,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	1,034
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	997
1,000	Santander UK PLC, 2.375%, 3/16/2020	997
1,000	SunTrust Bank, 2.250%, 1/31/2020	996
1,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	1,010

		21,310

	Construction Machinery – 0.0%
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,002

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,049

	Electric – 0.1%
2,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	2,077

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,745

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,023
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,221

		2,244

	Healthcare – 0.2%
1,000	CVS Health Corp., 3.875%, 7/20/2025	1,006
2,000	Express Scripts Holding Co., 4.500%, 2/25/2026	2,090
2,000	McKesson Corp., 3.950%, 2/16/2028	1,993

		5,089

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,039

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 1,000	Chevron Corp., 1.961%, 3/03/2020	$995
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,333

		3,367

	Midstream – 0.1%
1,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	998
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,036

		2,034

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	1,913

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,074

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	980
1,000	International Business Machines Corp., 4.000%, 6/20/2042	979
2,000	Oracle Corp., 2.950%, 5/15/2025	1,991
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,037

		5,987

	Treasuries – 1.8%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,837
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	1,979
4,000	U.S. Treasury Bond, 3.000%, 5/15/2045	4,059
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,011
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,230
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,252
1,000	U.S. Treasury Bond, 5.250%, 2/15/2029	1,237
4,000	U.S. Treasury Note, 1.125%, 12/31/2019	3,965
6,000	U.S. Treasury Note, 1.125%, 4/30/2020	5,926
1,000	U.S. Treasury Note, 1.125%, 9/30/2021	974

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 3,000	U.S. Treasury Note, 1.625%, 8/31/2022	$2,940
4,000	U.S. Treasury Note, 1.750%, 5/15/2023	3,920
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	971
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	995
6,000	U.S. Treasury Note, 2.250%, 11/15/2025	5,951
1,000	U.S. Treasury Note, 2.250%, 11/15/2027	983
4,000	U.S. Treasury Note, 2.625%, 12/31/2023	4,060
1,000	U.S. Treasury Note, 2.625%, 2/15/2029	1,010
4,000	U.S. Treasury Note, 2.750%, 7/31/2023	4,077
1,000	U.S. Treasury Note, 2.875%, 9/30/2023	1,025

		49,402

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,136

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,009

	Total Bonds and Notes (Identified Cost $106,591)	106,437

Shares
Exchange-Traded Funds – 15.0%
4,232	iShares® ESG MSCI EAFE ETF	275,757
3,782	iShares® ESG MSCI Emerging Markets ETF	131,614

	Total Exchange-Traded Funds (Identified Cost $381,568)	407,371

Affiliated Mutual Funds – 16.6%
2,235	Loomis Sayles Inflation Protected Securities Fund, Class N	23,173
3,101	Loomis Sayles Limited Term Government and Agency Fund, Class N	34,851
3,436	Mirova Global Green Bond Fund, Class N	34,737
31,360	Mirova International Sustainable Equity Fund, Class N	359,068

	Total Affiliated Mutual Funds (Identified Cost $428,165)	451,829

	Total Investments – 95.2% (Identified Cost $2,498,846)	2,591,369
	Other assets less liabilities – 4.8%	130,048

	Net Assets – 100.0%	$2,721,417

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$51,647	$4,320	$34,040	$101	$1,145	$23,173	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	51,290	5,617	22,203	(263)	410	34,851	334
Mirova Global Green Bond Fund, Class N	103,325	8,368	79,708	778	1,974	34,737	433
Mirova International Sustainable Equity Fund, Class N	202,534	141,431	3,336	327	18,112	359,068	271

	$408,796	$159,736	$139,287	$943	$21,641	$451,829	$1,038

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,625,732	$—	$—	$1,625,732
Bonds and Notes*	—	106,437	—	106,437
Exchange-Traded Funds	407,371	—	—	407,371
Affiliated Mutual Funds	451,829	—	—	451,829

Total	$2,484,932	$106,437	$—	$2,591,369

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	87.9%
Fixed Income	7.3

Total Investments	95.2
Other assets less liabilities	4.8

Net Assets	100.0%